SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	6 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2020	December 31, 2019
200,000,000 common shares of $0.01 par value each (December 31, 2019: 200,000,000 shares of $0.01 par value each)	2,000	2,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2020	December 31, 2019
120,629,455 common shares of $0.01 par value each (December 31, 2019: 119,391,310 shares of $0.01 par value each)	1,206	1,194